COST REDUCTION ACTIONS - Restructuring Charges (Details) - USD ($) $ in Millions	12 Months Ended
	Jan. 01, 2022	Jan. 02, 2021	Dec. 28, 2019
Restructuring charges:
Restructuring charges	$ 13.3	$ 55.3
Other expense (income), net
Restructuring charges:
Restructuring charges	13.6	55.3	$ 50.4
Label and Graphic Materials | Other expense (income), net
Restructuring charges:
Restructuring charges	3.4	27.9	29.0
Retail Branding and Information Solutions | Other expense (income), net
Restructuring charges:
Restructuring charges	7.6	18.7	9.8
Industrial and Healthcare Materials | Other expense (income), net
Restructuring charges:
Restructuring charges	1.6	8.4	9.4
Corporate Segment | Other expense (income), net
Restructuring charges:
Restructuring charges	$ 1.0	$ 0.3	$ 2.2